PUT OPTION LIABILITIES	12 Months Ended
Dec. 31, 2024
PUT OPTION LIABILITIES
PUT OPTION LIABILITIES
12.	PUT OPTION LIABILITIES

	Meritz Put	LGIL Put
	Option (Note 14)	Option	Total
	US$	US$	US$
Balance as of December 31, 2022	—	—	—
Issuance of put options	—	9,376	9,376
Change in fair values	—	2,508	2,508
Balance as of December 31, 2023	—	11,884	11,884
Issuance of put options	130,082	—	130,082
Changes in fair values	299,593	(11,884)	287,709
Transfer to share buyback forward liabilities	(120,560)	—	(120,560)
Balance as of December 31, 2024	309,115	—	309,115
- Current portion	309,115	—	309,115
- Non-current portion	—	—	—

LGIL Put Option

On January 31, 2023, the Company issued put options to each of Geely International (Hong Kong) Limited (“Geely HK”) and Etika at nil consideration. Pursuant to the put option agreements, each of Geely HK and Etika will have an option to require the Company to purchase the equity interests held by Geely HK and Etika in Lotus Advance Technologies Sdn Bhd, the immediate parent of LGIL, during the period from April 1, 2025 to June 30, 2025, at a pre-agreed price, i.e. 1.15 multiplied by the revenue of LGIL for the year ending December 31, 2024 plus the cash and cash equivalents of LGIL as of December 31, 2024, and minus the outstanding amount of indebtedness of LGIL as of December 31, 2024 (the “exercise price”), if the total number of vehicles sold by LGIL in 2024 exceeds 5,000 (the “exercise condition”). Geely HK and Etika are entitled to exercise the put option on an individual standalone basis. If Geely HK or Etika exercises the put option, Geely HK or Etika shall put all its equity interests in Lotus Advance Technologies Sdn Bhd to the Company. The exercise price will be settled with the Company’s newly issued ordinary shares. The number of ordinary shares of the Company to be issued to each of Geely HK and Etika shall be equal to the quotient of (a) the exercise price, divided by (b) the per share listing price, i.e. US$10 per share, of ordinary shares of the Company.

The put options are accounted for as liabilities in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, which are measured at fair value with changes recognized in profit or loss. At initial recognition, the Company recognized the issuance of put options at its fair value of US$9,376 as dividends to the shareholders with a corresponding decrease in additional paid - in capital. The changes in fair value of the put option liabilities in the amount of US$11,884 and US$2,508 for the years ended December 31, 2024 and 2023 was recognized in the consolidated and combined statements of comprehensive loss, respectively.

The fair values of the LGIL put option liabilities as of December 31, 2024 are estimated using the scenario-weighted average method with binominal model, with the following assumptions:

	As of December 31, 2024		As of December 31, 2023
Risk‑free interest rate	3.98%		4.87%
Expected volatility	30.87%		26.33%
Expected dividend yield	0.00%		0.00%
Remaining term	0.5	years	1.5	years
Probability of exercise condition	85.00%		50.00%
Fair value of underlying ordinary share of LGIL	US$0.02		US$0.81